ECONOMIC DEPENDENCE	12 Months Ended
Dec. 31, 2020
Disclosure of acquisition of economic dependence [Abstract]
ECONOMIC DEPENDENCE

20.     ECONOMIC DEPENDENCE

For the year ended December 31, 2020, 75% of total revenues were generated with two major customers (2019 - 70% with two major customers). The loss of one or more of these customers could have a material adverse effect on the Company's financial position and results of operations.

The following table represents sales to individual customers exceeding 10% of the Company's annual revenues:

December 31,
2020
Customer A	$5,134,327
Customer B	$1,871,092
December 31,
2019
Customer A	$3,069,670
Customer B	$736,959